RECLAMATION BONDS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Reclamation Bonds [Table Text Block]
	June 30,	March 31,
	2012	2012
Reclamation bonds & deposits	$2,898,359	$2,839,559
Total	$2,898,359	$2,839,559

	March 31,	March 31,
	2012	2011
Reclamation bonds & deposits	$2,839,559	$225,893
Total	$2,839,559	$225,893